BONDS AND NOTES ISSUED (Details) ¥ in Thousands, S/ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 JPY (¥)	Dec. 31, 2019 JPY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 PEN (S/)	Jun. 30, 2020 USD ($)	Jun. 30, 2020 PEN (S/)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 PEN (S/)	Sep. 30, 2019 PEN (S/)	Jul. 31, 2019 JPY (¥)	Jul. 31, 2019 PEN (S/)	Feb. 28, 2019 USD ($)	Feb. 28, 2019 PEN (S/)
Disclosure of bonds and notes issued [Line Items]
Borrowings, maturity		maturities where between January 2020 and December 2028
Notes And Debenture Issued Excluding Accrued Interest				S/ 16,181,568				S/ 14,766,848
Interest payable				137,839				179,515
Notes and debentures issued				16,319,407				14,946,363
Senior Notes Three [Member]
Disclosure of bonds and notes issued [Line Items]
Issued amount									S/ 800,000
Senior Notes Three [Member] | Cash flow hedges
Disclosure of bonds and notes issued [Line Items]
Issued amount			$ 50,000	181,100			$ 50,000	165,700
Senior Notes Four [Member]
Disclosure of bonds and notes issued [Line Items]
Issued amount					$ 500,000	S/ 1,810,500
Subordinated bonds Third Program Three [Member]
Disclosure of bonds and notes issued [Line Items]
Borrowings, interest rate basis	6.25
Borrowings Interest Payment Basis	Semi-annual
Borrowings, maturity	August 2028	August 2028
Issued amount | $			70,000				70,000
Notes And Debenture Issued Excluding Accrued Interest				37,295				33,816
Senior Notes Five [Member]
Disclosure of bonds and notes issued [Line Items]
Issued amount												$ 70,000	S/ 253,500
Senior Notes Five [Member] | Cash flow hedges
Disclosure of bonds and notes issued [Line Items]
Issued amount			70,000	253,500			70,000	232,000
Senior Notes Six [Member]
Disclosure of bonds and notes issued [Line Items]
Issued amount										¥ 5,000,000	S/ 175,300
Senior Notes Six [Member] | Cash flow hedges
Disclosure of bonds and notes issued [Line Items]
Issued amount	¥ 5,000,000	¥ 5,000,000		175,300				152,500
Fixed interest rate [member]
Disclosure of bonds and notes issued [Line Items]
Notes And Debenture Issued Excluding Accrued Interest				790,577				953,700
Fixed interest rate [member] | Cash flow hedges
Disclosure of bonds and notes issued [Line Items]
Notes And Debenture Issued Excluding Accrued Interest				691,163				444,372
Fixed interest rate [member] | Senior Notes One [Member]
Disclosure of bonds and notes issued [Line Items]
Borrowings, interest rate basis	4.25
Borrowings Interest Payment Basis	Semi-annual
Borrowings, maturity	April 2023	April 2023
Issued amount | $			716,301				716,301
Notes And Debenture Issued Excluding Accrued Interest				2,552,985				2,318,975
Fixed interest rate [member] | Senior Notes Two [Member]
Disclosure of bonds and notes issued [Line Items]
Borrowings, interest rate basis	From 4.65 to 4.85
Borrowings Interest Payment Basis	Semi-annual
Borrowings, maturity	September 2024	October 2020 / September 2024
Issued amount				2,900,000				2,900,000
Notes And Debenture Issued Excluding Accrued Interest				2,469,832				2,872,355
Fixed interest rate [member] | Senior Notes Three [Member]
Disclosure of bonds and notes issued [Line Items]
Borrowings, interest rate basis	From 2.70 to 5.38
Borrowings Interest Payment Basis	Semi-annual
Borrowings, maturity	January 2025	September 2020 / January 2025
Issued amount				700,000				1,074,628
Notes And Debenture Issued Excluding Accrued Interest				2,453,353				3,464,199
Fixed interest rate [member] | Senior Notes Four [Member]
Disclosure of bonds and notes issued [Line Items]
Borrowings, interest rate basis	2.75
Borrowings Interest Payment Basis	Semi-annual
Borrowings, maturity	June 2025	-
Issued amount | $			500,000
Notes And Debenture Issued Excluding Accrued Interest				1,737,139
Fixed interest rate [member] | Corporate bonds Fourth Program Two [Member]
Disclosure of bonds and notes issued [Line Items]
Borrowings, interest rate basis	From 5.31 to 7.25
Borrowings Interest Payment Basis	Semi-annual
Borrowings, maturity	December 2021 / November 2022	December 2021/ November 2022
Issued amount				550,000				550,000
Notes And Debenture Issued Excluding Accrued Interest				527,794				527,868
Fixed interest rate [member] | Corporate bonds Fifth Program One [Member]
Disclosure of bonds and notes issued [Line Items]
Borrowings, interest rate basis	4.25
Borrowings Interest Payment Basis	Semi-annual
Borrowings, maturity	July 2022	July 2022
Issued amount				109,310				109,310
Notes And Debenture Issued Excluding Accrued Interest				108,980				108,821
Fixed interest rate [member] | Corporate bonds Fifth Program Two [Member]
Disclosure of bonds and notes issued [Line Items]
Borrowings, interest rate basis	4.59
Borrowings Interest Payment Basis	Semi-annual
Borrowings, maturity	July 2021	July 2021
Issued amount				70,770				70,770
Notes And Debenture Issued Excluding Accrued Interest				69,178				63,430
Fixed interest rate [member] | Corporate bonds Fifth Program Three [Member]
Disclosure of bonds and notes issued [Line Items]
Borrowings, interest rate basis	3.88
Borrowings Interest Payment Basis	Semi-annual
Borrowings, maturity	August 2022	August 2022
Issued amount				42,660				42,660
Notes And Debenture Issued Excluding Accrued Interest				42,456				42,337
Fixed interest rate [member] | Subordinated bonds - BCP One [Member]
Disclosure of bonds and notes issued [Line Items]
Borrowings, interest rate basis	From 3.13 to 6.13
Borrowings Interest Payment Basis	Semi-annual
Borrowings, maturity	April 2027 / July 2030	April 2027
Issued amount | $			1,144,700				720,000
Notes And Debenture Issued Excluding Accrued Interest				4,028,266				2,383,860
Fixed interest rate [member] | Subordinated bonds - BCP Two [Member]
Disclosure of bonds and notes issued [Line Items]
Borrowings, interest rate basis	6.88
Borrowings Interest Payment Basis	Semi-annual
Borrowings, maturity	September 2026	September 2026
Issued amount | $			181,505				476,120
Notes And Debenture Issued Excluding Accrued Interest				651,176				1,549,702
Fixed interest rate [member] | Subordinated bonds First Program One [Member]
Disclosure of bonds and notes issued [Line Items]
Borrowings, interest rate basis	6.97
Borrowings Interest Payment Basis	Quarterly
Borrowings, maturity	November 2026	November 2026
Issued amount				60,000				60,000
Notes And Debenture Issued Excluding Accrued Interest				217,260				198,840
Fixed interest rate [member] | Subordinated bonds First Program Two [Member]
Disclosure of bonds and notes issued [Line Items]
Borrowings, interest rate basis	6.22
Borrowings Interest Payment Basis	Semi-annual
Borrowings, maturity	May 2027	May 2027
Issued amount | $			15,000				15,000
Notes And Debenture Issued Excluding Accrued Interest				15,000				15,000
Fixed interest rate [member] | Subordinated bonds Second Program One [Member]
Disclosure of bonds and notes issued [Line Items]
Borrowings, interest rate basis	4.41
Borrowings Interest Payment Basis	Semi-annual
Borrowings, maturity	December 2030	-
Issued amount				50,000
Notes And Debenture Issued Excluding Accrued Interest				164,784
Fixed interest rate [member] | Subordinated bonds Second Program Two [Member]
Disclosure of bonds and notes issued [Line Items]
Borrowings, interest rate basis	8.50
Borrowings Interest Payment Basis	Semi-annual
Borrowings, maturity	May 2026	May 2026
Issued amount				100,000				100,000
Notes And Debenture Issued Excluding Accrued Interest				100,000				99,934
Fixed interest rate [member] | Subordinated Bonds Second Program Three [Member]
Disclosure of bonds and notes issued [Line Items]
Borrowings, interest rate basis	7.22
Borrowings Interest Payment Basis	Semi-annual
Borrowings, maturity	June 2027	June 2027
Issued amount | $			30,000				30,000
Notes And Debenture Issued Excluding Accrued Interest				30,000				30,000
Fixed interest rate [member] | Negotiable certificate of deposit - Mibanco [Member]
Disclosure of bonds and notes issued [Line Items]
Borrowings, interest rate basis	From 1.20 to 5.80
Borrowings Interest Payment Basis	Annual
Borrowings, maturity	January 2021 / November 2024	January 2020 / January 2024
Issued amount				1,385				997
Notes And Debenture Issued Excluding Accrued Interest				1,385				997
Fixed interest rate [member] | Corporate bonds Fifth Program Four [Member]
Disclosure of bonds and notes issued [Line Items]
Borrowings, interest rate basis	4.88
Borrowings Interest Payment Basis	Semi-annual
Borrowings, maturity	October 2021	October 2021
Issued amount				42,200				42,200
Notes And Debenture Issued Excluding Accrued Interest				42,169				29,183
Fixed interest rate [member] | Subordinated bonds Third Program One [Member]
Disclosure of bonds and notes issued [Line Items]
Borrowings, interest rate basis	5.25
Borrowings Interest Payment Basis	Semi-annual
Borrowings, maturity	August 2022	August 2022
Issued amount				137,200				137,200
Notes And Debenture Issued Excluding Accrued Interest				73,546				66,782
Fixed interest rate [member] | Subordinated bonds Third Program Two [Member]
Disclosure of bonds and notes issued [Line Items]
Borrowings, interest rate basis	6.00
Borrowings Interest Payment Basis	Semi-annual
Borrowings, maturity	August 2030	-
Issued amount				100,000
Notes And Debenture Issued Excluding Accrued Interest				53,278
Fixed interest rate [member] | Senior note [Member]
Disclosure of bonds and notes issued [Line Items]
Issued amount | $							70,000
Notes And Debenture Issued Excluding Accrued Interest								231,738
Fixed interest rate [member] | Senior Notes Five [Member]
Disclosure of bonds and notes issued [Line Items]
Borrowings, interest rate basis	Libor 3M + 100 pb
Borrowings Interest Payment Basis	Quarterly
Borrowings, maturity	March 2021	March 2021
Issued amount | ¥	¥ 70,000
Notes And Debenture Issued Excluding Accrued Interest				253,412
Fixed interest rate [member] | Senior Notes Six [Member]
Disclosure of bonds and notes issued [Line Items]
Borrowings, interest rate basis	0.42
Borrowings Interest Payment Basis	Semi-annual
Borrowings, maturity	August 2021	August 2021
Issued amount | ¥	¥ 5,000,000	¥ 5,000,000
Notes And Debenture Issued Excluding Accrued Interest				175,087				151,888
Fixed interest rate [member] | Senior Notes Ten [Member]
Disclosure of bonds and notes issued [Line Items]
Borrowings, interest rate basis	Libor 3M + 55 pb
Borrowings Interest Payment Basis	Quarterly
Borrowings, maturity	March 2022	-
Issued amount | $			30,000
Notes And Debenture Issued Excluding Accrued Interest				108,479
Fixed interest rate [member] | Corporate Bonds Fifth Program Five [Member]
Disclosure of bonds and notes issued [Line Items]
Borrowings, interest rate basis	5.91
Borrowings Interest Payment Basis	Semi-annual
Borrowings, maturity	-	January 2020
Issued amount				0				182,410
Notes And Debenture Issued Excluding Accrued Interest				0				182,061
Two Thousand Twelve Series C Floating Rate [Member] | CCR Inc. MMT 100 - Secured notes [Member]
Disclosure of bonds and notes issued [Line Items]
Borrowings, interest rate basis	4.75
Borrowings Interest Payment Basis	Monthly
Borrowings, maturity	July 2022	July 2022
Issued amount | $			315,000				315,000
Notes And Debenture Issued Excluding Accrued Interest				257,996				385,253
Floating Interest Rate Member [Member] | Subordinated negotiable certificates - BCP [Member]
Disclosure of bonds and notes issued [Line Items]
Borrowings, interest rate basis	Libor
Borrowings Interest Payment Basis	Quarterly
Borrowings, maturity	November 2021	November 2021
Issued amount | $			$ 2,960				$ 2,960
Notes And Debenture Issued Excluding Accrued Interest				S/ 10,718				S/ 9,809